GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 4,456,156	$ 4,032,125
Net loss	424,031
Net cash used in operating activities	$ 120,832	$ 268,238